Adjustments To Previously Filed Financial Statements	12 Months Ended
Dec. 31, 2010
ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
17. ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
In June 2011, the accompanying financial statements were updated to reflect for all periods presented the results of operations of 32 properties totaling 1.4 million square feet with a net book value of $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of $21.5 million in the Company’s Central reportable segment that were sold during the three months ended March 31, 2011 or were considered held for sale as of that date.
These adjustments impacted the consolidated statements of operations, the income per common share disclosures in Note 2, the quarterly results of operations in Note 12 (unaudited), the segment disclosures in Note 13, and the discontinued operations disclosures in Note 14.
The impact of these changes was to decrease income from continuing operations and increase income from discontinued operations by $6.6 million, $10.7 million and $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively, compared to the previously filed financial statements.
Also in June 2011, the accompanying financial statements were updated to reflect the Company’s realignment of its reportable segments due to changes in internal reporting responsibilities during the three months ended March 31, 2011. These changes impacted the description of sold real estate in note 3, the segment disclosures in Note 13, and the discontinued operations and asset impairment disclosures in Note 14.
In addition to these changes, Note 16 has also been updated for subsequent events not previously reported.

LIBERTY PROPERTY LIMITED PARTNERSHIP
ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
15. ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
In June 2011, the accompanying financial statements were updated to reflect for all periods presented the results of operations of 32 properties totaling 1.4 million square feet with a net book value of $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of $21.5 million in the Company’s Central reportable segment that were sold during the three months ended March 31, 2011 or were considered held for sale as of that date.
These adjustments impacted the consolidated statements of operations, the income per common share disclosures in Note 2, the quarterly results of operations in Note 10 (unaudited), the segment disclosures in Note 11, and the discontinued operations disclosures in Note 12.
The impact of these changes was to decrease income from continuing operations and increase income from discontinued operations by $6.6 million, $10.7 million and $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively, compared to the previously filed financial statements.
Also in June 2011, the accompanying financial statements were updated to reflect the Company’s realignment of its reportable segments due to changes in internal reporting responsibilities during the three months ended March 31, 2011. These changes impacted the description of sold real estate in note 3, the segment disclosures in Note 11, and the discontinued operations and asset impairment disclosures in Note 12.
In addition to these changes, Note 14 has also been updated for subsequent events not previously reported.